Cash Flow Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 48,758,649	$ 1,592,379	$ 75,800,574	$ 74,417,541
Increase (decrease) in other non-current assets	(387,233)	(12,646)	(5,480)	1,184,927
Decrease (increase) in other payables	5,894,525	192,506	(3,096,926)	(4,671,228)
Capitalized borrowing costs	(107,712)	(3,518)	(58,263)	(25,581)
Payments for property, plant and equipment	54,158,229	1,768,721	72,639,905	70,905,659
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	334,348	10,920	612,213	1,128,850
Decrease (increase) in other receivables	132,790	4,336	2,784	610,912
Decrease in other current assets	8,188	267
Decrease (increase) in other non-current assets			134,760	(134,760)
Proceeds from disposal of property, plant and equipment	$ 475,326	$ 15,523	$ 749,757	$ 1,605,002